Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS SECURITIES TRUST
Prospectus Date	rr_ProspectusDate	Oct. 01, 2013
Supplement [Text Block]	dst_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS OF THE LISTED FUND

DWS Health Care Fund

The following changes are effective on or about June 2, 2014:

DWS Health Care Fund will change its name to DWS Health and Wellness Fund.

The following information replaces similar disclosure contained under the “Main investments” sub–section of the ”PRINCIPAL INVESTMENT STRATEGY” section within the summary section and the ”FUND DETAILS” section of the fund’s prospectus.

Main investments. Under normal circumstances, the fund will invest at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies in the health care and wellness sectors. For purposes of the fund’s 80% investment policy, to be considered part of the health care or wellness sectors, companies must commit at least half of their assets to, or derive at least half of their revenues or net income from, that sector. Industries in the health care sector include pharmaceuticals, biotechnology, medical products and supplies, and health care services. The portfolio managers consider wellness–related companies to include companies in the health care industry and other companies that provide products or services that promote or aid in achieving a healthy lifestyle (for example, food and nutrition companies, apparel companies and gym operators). The fund concentrates its assets (i.e. invests at least 25% of its assets) in securities related to the health care sector.

The fund invests primarily in securities of US companies, but may invest in foreign companies as well. The fund may invest in companies of any size. While the fund invests mainly in common stocks, it may also invest up to 20% of total assets in US Treasury and US agency debt obligations.

DWS Health Care Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dst_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS OF THE LISTED FUND

DWS Health Care Fund

The following changes are effective on or about June 2, 2014:

DWS Health Care Fund will change its name to DWS Health and Wellness Fund.

The following information replaces similar disclosure contained under the “Main investments” sub–section of the ”PRINCIPAL INVESTMENT STRATEGY” section within the summary section and the ”FUND DETAILS” section of the fund’s prospectus.

Main investments. Under normal circumstances, the fund will invest at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies in the health care and wellness sectors. For purposes of the fund’s 80% investment policy, to be considered part of the health care or wellness sectors, companies must commit at least half of their assets to, or derive at least half of their revenues or net income from, that sector. Industries in the health care sector include pharmaceuticals, biotechnology, medical products and supplies, and health care services. The portfolio managers consider wellness–related companies to include companies in the health care industry and other companies that provide products or services that promote or aid in achieving a healthy lifestyle (for example, food and nutrition companies, apparel companies and gym operators). The fund concentrates its assets (i.e. invests at least 25% of its assets) in securities related to the health care sector.

The fund invests primarily in securities of US companies, but may invest in foreign companies as well. The fund may invest in companies of any size. While the fund invests mainly in common stocks, it may also invest up to 20% of total assets in US Treasury and US agency debt obligations.